Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,998,900
Previously Paid Amount	0.00
Total Fee Amount	2,485.65
Total Offset Amount	0.00
Net Fee	2,485.65
Narrative - Max Aggregate Offering Price	$ 17,998,900
Final Prospectus	true